Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
Long-term debt was as follows:

	December 31,
(in thousands)	2023	2022
Term loan	$115,625	$121,875
Less: Current portion	$(6,250)	(6,250)

	$109,375	$115,625
Less: Unamortized debt issuance costs	$(2,745)	(3,539)

Term loan, net of current portion	$106,630	$112,086

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt, excluding debt issuance costs, are as follows:

Year Ended December 31,	(in thousands)
2024	6,250
2025	6,250
2026	6,250
2027	96,875

$115,625